Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
2. Property and Equipment

Property and equipment consists of the following:

	December 31,	December 31,
	2013	2012

Machinery and equipment	$5,010	$5,010
Furniture and fixtures	12,753	12,753
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	44,810
Less: Accumulated depreciation	44,810	40,194

Property and equipment, net	$-	$4,616

Depreciation expense was approximately $4,600, $8,000 and $97,300 for the years ended December 31, 2013 and 2012 and for the period from inception to December 31, 2013, respectively.